Consolidated statements of income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Health care services	€ 15,418,069	€ 13,876,282	€ 14,114,399
Health care products	3,979,948	3,742,403	3,744,664
Revenue	19,398,017	17,618,685	17,859,063
Costs of revenue:
Health care services	11,854,213	10,637,279	10,575,424
Health care products	2,233,552	1,904,377	1,746,194
Costs of revenue	14,087,765	12,541,656	12,321,618
Gross profit	5,310,252	5,077,029	5,537,445
Operating (income) expenses:
Selling, general and administrative	3,784,634	3,096,132	3,133,780
Research and development	228,624	220,782	193,774
Income from equity method investees	(66,559)	(92,175)	(94,518)
Remeasurement Gain from InterWell Health	(148,202)
Operating income	1,511,755	1,852,290	2,304,409
Other (income) expense:
Interest income	(67,663)	(73,170)	(41,959)
Interest expense	360,139	353,599	409,978
Income before income taxes	1,219,279	1,571,861	1,936,390
Income tax expense	324,954	352,833	500,558
Net income	894,325	1,219,028	1,435,832
Net income attributable to noncontrolling interests	220,920	249,720	271,455
Net income attributable to shareholders of FMC AG & Co. KGaA	€ 673,405	€ 969,308	€ 1,164,377
Basic earnings per share	€ 2.30	€ 3.31	€ 3.96
Diluted earnings per share	€ 2.30	€ 3.31	€ 3.96